Advance to Suppliers	6 Months Ended
Jun. 30, 2026
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Advance to suppliers	20,677	51,994	7,663
Less: Allowance for expected credit losses	(9,343)	(9,490)	(1,399)
	11,334	42,504	6,264

For the year ended December 31, 2025 and the six months ended June 30, 2026, the balance of advance to suppliers mainly represented prepayments in relation to the purchase of 30 vehicles from SAIC HONGYAN AUTOMOTIVE CO., LTD and the purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(8,323)	(9,343)	(1,377)
Additional allowance for expected credit losses	(1,020)	(147)	(22)
Balance at the end of the period	(9,343)	(9,490)	(1,399)